RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Balances
	December 31,
	2022	2021

Trade receivables, net	$1,563	$420

Short term deferred revenues	$2,969	$-

Long term deferred revenues	$61	$3,717

Accrued expenses and other current liabilities	$876	$-

Schedule of Related Party Transactions
	Year ended December 31,
	2022	2021	2020

Revenues (net revenues)	$4,637	$4,500	$(12,014)

Research and development	$32	$59	$102